Income Taxes (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets
Balance, beginning of period	$ 0	$ 0
Net loss	0	54
Equity	0	(54)
Balance, end of period	0	0
Non-capital Losses
Deferred income tax assets
Balance, beginning of period	15,076	13,690
Net loss	4,770	1,386
Equity	0	0
Balance, end of period	19,846	15,076
Capital Losses Carried Forward
Deferred income tax assets
Balance, beginning of period	45	45
Net loss	37	0
Equity	0	0
Balance, end of period	82	45
Share Issuance Costs and CEC
Deferred income tax assets
Balance, beginning of period	656	913
Net loss	177	(320)
Equity	0	63
Balance, end of period	833	656
Investments
Deferred income tax assets
Balance, beginning of period	57	79
Net loss	(13)	(22)
Equity	0	0
Balance, end of period	44	57
Site Reclamation Obligations
Deferred income tax assets
Balance, beginning of period	576	511
Net loss	561	65
Equity	0	0
Balance, end of period	1,137	576
Property and Equipment
Deferred income tax assets
Balance, beginning of period	259	197
Net loss	53	62
Equity	0	0
Balance, end of period	312	259
Deferred Tax Assets, Mineral Property Interests
Deferred income tax assets
Balance, beginning of period	7,823	7,061
Net loss	(3,838)	762
Equity	0	0
Balance, end of period	3,985	7,823
Capital Lease Obligation
Deferred income tax assets
Balance, beginning of period	0
Net loss	66
Equity	0
Balance, end of period	66	0
Peruvian Value Added Tax Receivable
Deferred income tax assets
Balance, beginning of period	402	355
Net loss	(402)	47
Equity	0	0
Balance, end of period	0	402
Foreign exchange on Intercompany
Deferred income tax assets
Balance, beginning of period	6	(104)
Net loss	(6)	110
Equity	0	0
Balance, end of period	0	6
Total Deferred Tax Assets
Deferred income tax assets
Balance, beginning of period	24,900	22,747
Net loss	1,405	2,090
Equity	0	63
Balance, end of period	26,305	24,900
Deferred Tax Liabilities, Property and Equipment
Deferred income tax assets
Balance, beginning of period	0
Net loss	(52)
Equity	0
Balance, end of period	(52)	0
Deferred Tax Liabilities, Mineral Property Interests
Deferred income tax assets
Balance, beginning of period	(913)	(951)
Net loss	36	38
Equity	0	0
Balance, end of period	(877)	(913)
Deferred Tax Liabilities, Investments
Deferred income tax assets
Balance, beginning of period	0
Net loss	(196)
Equity	0
Balance, end of period	(196)	0
Bridge Loan
Deferred income tax assets
Balance, beginning of period	(44)	0
Net loss	44	10
Equity	0	(54)
Balance, end of period	0	(44)
Total Net Deferred Tax Assets (Liabilities)
Deferred income tax assets
Balance, beginning of period	23,943	21,796
Net loss	1,237	2,138
Equity	0	9
Balance, end of period	25,180	23,943
Unrecogonized Deferred Tax Assets
Deferred income tax assets
Balance, beginning of period	(23,943)	(21,796)
Net loss	(1,237)	(2,084)
Equity	0	(63)
Balance, end of period	$ (25,180)	$ (23,943)